THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND
THE HARTFORD BALANCED INCOME FUND SUMMARY SECTION
INVESTMENT OBJECTIVE.
The Fund seeks to provide current income with growth of capital as a secondary objective.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B		Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y
Management fees		0.57%	0.57%		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	[1]	0.57%
Distribution and service (12b-1) fees		0.25%	1.00%	[2]	1.00%	none	0.50%	0.25%	none	none	[1]	none
Total other expenses		0.15%	0.25%		0.13%	0.13%	0.25%	0.20%	0.16%	0.05%	[1]	0.05%
Administrative services fee		none	none		none	none	0.20%	0.15%	0.10%	none	[1]	none
Other expenses		0.15%	0.25%		0.13%	0.13%	0.05%	0.05%	0.06%	0.05%	[1]	0.05%
Total annual fund operating expenses		0.97%	1.82%		1.70%	0.70%	1.32%	1.02%	0.73%	0.62%	[1]	0.62%
Fee waiver and/or expense reimbursement	[3]	none	0.08%		none	none	0.08%	0.08%	0.04%	none	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	0.97%	1.74%		1.70%	0.70%	1.24%	0.94%	0.69%	0.62%	[1]	0.62%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The reduction in amounts charged in connection with Class B Distribution and Service Plan (12b-1) fees that took effect June 30, 2012, in order to comply with applicable rules of the Financial Industry Regulatory Authority (“FINRA”), caused the limit on net operating expenses attributable to Class B shares to be, effectively, 0.99%.
[3]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.99% (Class A), 1.74% (Class B), 1.74% (Class C), 0.74% (Class I), 1.24% (Class R3), 0.94% (Class R4), 0.69% (Class R5), 0.64% (Class R6) and 0.64% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	644	842	1,057	1,674
Class B	677	865	1,178	1,907
Class C	273	536	923	2,009
Class I	72	224	390	871
Class R3	126	410	716	1,583
Class R4	96	317	555	1,241
Class R5	70	229	402	903
Class R6	63	199	346	774
Class Y	63	199	346	774

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	644	842	1,057	1,674
Class B	177	565	978	1,907
Class C	173	536	923	2,009
Class I	72	224	390	871
Class R3	126	410	716	1,583
Class R4	96	317	555	1,241
Class R5	70	229	402	903
Class R6	63	199	346	774
Class Y	63	199	346	774

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its investment objective by investing in a mix of equity securities and fixed income investments.  Under normal circumstances, the Fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%.  Allocation decisions within these bands are at the discretion of the Fund's sub-adviser, Wellington Management Company LLP (“Wellington Management”), and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  The equity portion of the Fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion.  The Fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.  The Fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt (also known as “junk bonds”).  The Fund may also invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. The Fund may invest in debt securities of any maturity or duration.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Asset Allocation Risk — The risk that if the Fund's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 12.64% (2nd quarter, 2009) Lowest -7.51% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.

The table below shows returns for the Fund over time compared to those of  four broad-based market indices and the Fund's blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Class I shares commenced operations on February 26, 2010 and performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses.  Class R3, Class R4 and Class R5 shares commenced operations on May 28, 2010 and performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.  Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.

For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.  Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2014 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	1.73%		9.37%		6.86%		Jul. 31, 2006
Class A After Taxes on Distributions	Class A After Taxes on Distributions	0.53%		8.34%		5.80%		Jul. 31, 2006
Class A After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	1.50%		7.17%		5.16%		Jul. 31, 2006
Class B	Class B Return Before Taxes	2.62%		9.91%		7.01%		Jul. 31, 2006
Class C	Class C Return Before Taxes	5.76%		9.79%		6.78%		Jul. 31, 2006
Class I	Class I Return Before Taxes	7.92%		10.89%		7.74%		Jul. 31, 2006
Class R3	Class R3 Return Before Taxes	7.27%		10.38%		7.59%		Jul. 31, 2006
Class R4	Class R4 Return Before Taxes	7.56%		10.67%		7.76%		Jul. 31, 2006
Class R5	Class R5 Return Before Taxes	7.82%		10.94%		7.91%		Jul. 31, 2006
Class R6	Class R6 Return Before Taxes	7.94%		11.10%		8.00%		Jul. 31, 2006
Class Y	Class Y Return Before Taxes	7.94%		11.10%		8.00%		Jul. 31, 2006
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%		15.42%		6.74%		Jul. 31, 2006
Barclays Corporate Index	Barclays Corporate Index (reflects no deduction for fees, expenses or taxes)	7.46%		6.50%		6.41%		Jul. 31, 2006
JP Morgan Emerging Markets Bond Index Plus [Member]	JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)	6.15%		7.01%		7.39%		Jul. 31, 2006
Barclays U S Corporate High Yield Bond 2 Percent Issuer Cap Index [Member]	Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	2.46%		10.85%		8.46%		Jul. 31, 2006
Balanced Income Fund Blended Index [Member]	Balanced Income Fund Blended Index (reflects no deduction for fees, expenses or taxes)	9.84%	[1]	10.85%	[1]	7.04%	[1]	Jul. 31, 2006
[1]	The Balanced Income Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 45% Russell 1000 Value Index, 44% Barclays Corporate Index, 5.5% JP Morgan Emerging Markets Bond Index Plus and 5.5% Barclays U.S. Corporate High-Yield Bond 2% Issuer Cap Index.